Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock	Treasury Stock	Additional paid-in capital	Retained paid-in (accumulated) (deficit)	Total
Beginning balance at Apr. 30, 2009	$ 8,869		$ 7,023	$ 5,207	$ 21,099
Beginning balance (shares) at Apr. 30, 2009	8,869
Issuance of shares under stock option plans (shares)	50
Issuance of shares under stock option plans	50		68		118
Net loss				(10,743)	(10,743)
Stock based compensation expense			918		918
Ending balance at Apr. 30, 2010	8,919		8,009	(5,536)	11,392
Ending balance (shares) at Apr. 30, 2010	8,919
Issuance of shares under stock option plans (shares)	10
Issuance of shares under stock option plans	10		3		13
Net loss				(4,633)	(4,633)
Stock based compensation expense			610		610
Ending balance at Apr. 30, 2011	8,929		8,622	(10,169)	7,381
Ending balance (shares) at Apr. 30, 2011	8,929
Net loss				(3,259)	(3,259)
Stock based compensation expense			451		451
Issuance of shares under registered direct offering (shares)	1,775
Issuance of shares under registered direct offering	1,775		1,223		2,998
Treasury stock purchased		(45)			(45)
Ending balance at Apr. 30, 2012	$ 10,703	$ (45)	$ 10,296	$ (13,428)	$ 7,526
Ending balance (shares) at Apr. 30, 2012	10,703